Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Conservative Portfolio
INVESTMENT OBJECTIVE
Old Mutual Asset Allocation Conservative Portfolio (the "Portfolio") seeks to provide investors with current income and preservation of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Portfolio or other retail mutual funds advised by Old Mutual Capital, Inc. ("Old Mutual Funds").   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 38 of the Portfolio's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 60 of the Portfolio's statement of additional information.

FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual Asset Allocation Conservative Portfolio (USD $)	Institutional Class	Class A	Class C	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12.00	12.00	12.00	12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual Asset Allocation Conservative Portfolio		Institutional Class	Class A	Class C	Class Z
Management Fees		0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees		none	none	0.75%	none
Service Fees		none	0.25%	0.25%	none
Other Operating Expenses		0.43%	0.46%	0.41%	1.45%
Total Other Expenses		0.43%	0.71%	0.66%	1.45%
Acquired (Underlying) Fund Fees And Expenses		0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	[1]	1.35%	1.63%	2.33%	2.37%
Fee Waivers And/Or Expense Reimbursement	[2]	(0.27%)	(0.30%)	(0.25%)	(1.29%)
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	[2]	1.08%	1.33%	2.08%	1.08%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets of the Portfolio stated in the Financial Highlights section of the statutory prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	Old Mutual Capital, Inc. ("Old Mutual Capital" or the "Adviser") contractually has agreed to limit the operating expenses of the Portfolio to the following annual rates through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation does not include Acquired Fund Fees and Expenses. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties. Institutional Class Class A Class C Class Z 0.36% 0.61% 1.36% 0.36%

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Old Mutual Asset Allocation Conservative Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	110	401	713	1,600
Class A	703	1,032	1,384	2,373
Class C	311	703	1,222	2,646
Class Z	110	616	1,149	2,608

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Old Mutual Asset Allocation Conservative Portfolio Class C	211	703	1,222	2,646

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12.81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio is a "fund of funds," which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Portfolio expects to allocate its assets among equity and fixed-income funds.  The Portfolio's allocation between equity and fixed-income funds will change over time.

Equity Fund Allocation	Fixed-Income Fund Allocation
20-40%	60-80%

Based upon the analysis described in the section of the statutory prospectus entitled "More about the Portfolios," the Portfolio expects to invest 0-45% of its assets in each of the following underlying funds:

Old Mutual Analytic Fund
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Core Bond Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Cash Reserves Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual Copper Rock International Small Cap Fund
Old Mutual High Yield Fund1
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund
Old Mutual Focused Fund
Old Mutual Heitman REIT Fund
Old Mutual International Equity Fund
Old Mutual Large Cap Growth Fund
Old Mutual TS&W Mid-Cap Value Fund
Old Mutual TS&W Small Cap Value Fund

1
Shareholders of the Old Mutual High Yield Fund will be asked to approve a reorganization with respect to this fund to be effective on or about December 30, 2011, and, if approved, the Old Mutual High Yield Fund will no longer be an investment option for the Portfolio.

Old Mutual Capital evaluates Ibbotson Associates Advisers, LLC's ("Ibbotson" or the "Sub-Adviser")2 allocations at least annually and may change these allocations from time to time without the approval of or notice to shareholders.

2
Effective on or about December 31, 2011, Ibbotson Associates Advisers, LLC, a wholly-owned subsidiary of Ibbotson Associates, Inc., will be merged into Ibbotson Associates, Inc.  It is not anticipated that the merger will result in an assignment as that term is defined in the Investment Company Act of 1940, as amended.  Following the merger, Ibbotson Associates, Inc. will become sub-adviser to the Portfolio.  It is not anticipated that there will be any change to the portfolio managers in connection with the merger.

PRINCIPAL RISKS
Like all investments, you risk losing money by investing in the Portfolio.  The main risks of investing in the Portfolio are as follows:

Risks of Fund of Funds Structure. The performance and risks of the Portfolio will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by these funds.  The more the Portfolio allocates to equity funds, the greater the expected risk.  To the extent that the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.

Because the Portfolio indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Portfolio entails more direct and indirect expenses than a direct investment in the underlying funds.  As the underlying funds or the Portfolio's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Portfolio's transactions in shares of the underlying funds.

The Portfolio's ability to achieve its investment objective depends upon Ibbotson's skill in selecting the best mix of underlying funds.  There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds.  The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some of these underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities.  The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen.  To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed-Income Securities.  The underlying funds' investments in fixed-income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed-income securities held.  Generally, the value of a bond increases when interest rates decrease.  Conversely, the value of a bond decreases when interest rates increase.  The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.  That is, when borrowers prepay their mortgages, the asset-backed securities that hold those mortgages will receive back principal, and the holders of those securities (such as the Portfolio) may have to re-invest that principal on less favorable terms. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. In times of volatile markets, the underlying assets of asset-backed securities may be less liquid, and thus the value of the asset-backed securities could be adversely affected.  Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

PERFORMANCE INFORMATION
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year, 5 years, and since inception compare with those of broad measures of market performance.  The Portfolio's past performance, both before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. All performance figures reflect the reinvestment of dividends and capital gain distributions. The returns achieved prior to November 19, 2007 were under a fund of managers structure.

Annual Total Returns as of December 31 – Institutional Class 1
The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.
[1]	The year-to-date return as of September 30, 2011 is (0.50%).

During the periods shown in the chart above, the highest return for a quarter was 9.41% (quarter ending June 30, 2009) and the lowest return for a quarter was (7.11%) (quarter ending September 30, 2008).

Average Annual Total Returns as of December 31, 2010
The table below compares the average annual total return information for the Portfolio's Class A, Class C, Class Z and Institutional Class shares to the Barclays Capital U.S. Aggregate Index, a widely recognized, unmanaged index (market value-weighted inclusive of accrued interest ) that measures the aggregate bond market, as well as to the Standard & Poor's Composite 1500 Index, an unmanaged, broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A, Class C, and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Portfolio Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Average Annual Total Returns - Old Mutual Asset Allocation Conservative Portfolio	1 Year	5 Years	Life of Fund	Inception date
Institutional Class	8.48%	5.37%	5.61%	Sep. 30, 2004
Institutional Class Return After Taxes on Distributions	6.83%	3.62%	4.08%
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	5.48%	3.60%	3.95%
Class A	2.11%	3.90%	4.36%	Sep. 30, 2004
Class C	6.33%	4.33%	4.57%	Sep. 30, 2004
Class Z	8.51%	5.39%	5.43%	Dec. 09, 2005
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)	6.54%	5.80%	5.17%	Sep. 30, 2004
Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) (9/30/2004 for Life of Fund returns)	16.38%	2.65%	4.54%	Sep. 30, 2004